Goodwill and Intangible Assets - Summary of Goodwill (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Goodwill	$ 795.6
Acquisition of eOne	5.8
Measurement period adjustments	9.8
Goodwill	811.2
Motion Picture [Member]
Goodwill	393.7
Acquisition of eOne	1.0
Measurement period adjustments	3.9
Goodwill	398.6
Television Production [Member]
Goodwill	401.9
Acquisition of eOne	4.8
Measurement period adjustments	5.9
Goodwill	$ 412.6